Summary Of Business And Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Business And Significant Accounting Policies [Line Items]
International Paper's share of affiliates' earnings (loss)		$ 140	$ 111	$ (26)
Retained earnings	$ 26
Maximum [Member] | Buildings [Member]
Summary Of Business And Significant Accounting Policies [Line Items]
Annual straight-line depreciation rates		8.50%
Maximum [Member] | Machinery And Equipment [Member]
Summary Of Business And Significant Accounting Policies [Line Items]
Annual straight-line depreciation rates		33.00%
Minimum [Member] | Buildings [Member]
Summary Of Business And Significant Accounting Policies [Line Items]
Annual straight-line depreciation rates		2.50%
Minimum [Member] | Machinery And Equipment [Member]
Summary Of Business And Significant Accounting Policies [Line Items]
Annual straight-line depreciation rates		5.00%
Brazil [Member]
Summary Of Business And Significant Accounting Policies [Line Items]
Acres of forestlands managed or owned		325,000